Earnings per share	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings per share
11. Earnings per share:
Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of the Company’s common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of the Company’s common shares is adjusted to reflect all dilutive instruments where the Company’s common shares are potentially deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2021	2022	2023
Basic—
Net income attributable to NHI shareholders	¥153,116	¥142,996	¥92,786

Weighted average number of shares outstanding	3,055,525,640	3,063,524,091	3,006,744,201

Net income attributable to NHI shareholders per share	¥50.11	¥46.68	¥30.86

Diluted—
Net income attributable to NHI shareholders	¥153,064	¥142,861	¥92,606

Weighted average number of shares outstanding	3,147,338,609	3,158,708,013	3,114,313,612

Net income attributable to NHI shareholders per share	¥48.63	¥45.23	¥29.74

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2021, 2022 and 2023 arising from options to purchase common shares issued by subsidiaries and affiliates.
The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of the Company’s common shares arising from stock-based compensation plans by the Company and affiliates, which would have minimal impact on EPS for the years ended March 31, 2021, 2022 and 2023.
Antidilutive stock options and other stock-based compensation plans to purchase 12,398,500, 9,716,800 and 7,147,000 of the Company’s common shares were not included in the computation of diluted EPS for the years ended March 31, 2021, 2022 and 2023, respectively.
Subsequent Events
On April 26, 2023, the Company adopted a resolution to set up a share buyback program. See Note 1
6
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Shareholders’ equity
” for further information.
On May 15, 2023, the Company adopted a resolution to grant Restricted Stock Units (“RSUs”). See Note 1
3
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Deferred compensation awards
” for further information.